Average Annual Total Returns (Vanguard Selected Value Fund Retail)	Vanguard Selected Value Fund Vanguard Selected Value Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Selected Value Fund Vanguard Selected Value Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Selected Value Fund Vanguard Selected Value Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell Midcap Value Index Vanguard Selected Value Fund Vanguard Selected Value Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.36%	4.97%	4.64%	14.75%
Five Years	15.96%	15.17%	12.89%	17.43%
Ten Years	9.26%	8.38%	7.49%	9.43%